          As filed with the Securities and Exchange Commission on August 6, 2010
                                            1933 Act Registration No. 333-139960
                                             1940 Act Registration No. 811-08557
                                                              CIK No. 0001048607
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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 8

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 124

Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln VULone2007

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)

1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Nicole S. Jones
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)

Copy To:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/x/ on August 6, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August
 6, 2010.

The Prospectus and Statement of Additional Information, including the consolidated financials statements of The Lincoln National Life Insurance Company and the financial statements of Lincoln Life Flexible Premium Variable Life Account M, as submitted with Post-Effective Amendment No. 5 to Registration Statement on Form N-6 filed on April 6, 2010 (File No. 333-139960), are incorporated herein by reference.

The Lincoln National Life Insurance Company:
Lincoln Life Flexible Premium Variable Life Account M

Supplement Dated August 16, 2010
To the Product Prospectuses dated May 1, 2010 for:

Lincoln VULONE2007

This Supplement outlines changes to the prospectus for Lincoln VULONE2007 that will be applicable to policies issued on or after August 16, 2010, subject to state availability.  The changes apply only to new purchasers of the policy and not to current owners.  These revisions provide purchasers with the ability to choose either one of two tests, provided under federal tax law, under which the policy will be qualified as life insurance.   The changes are more fully described below:

Overview of the changes:

In the prospectus under “DEATH BENEFITS”, the section entitled “Changes to the Initial Specified Amount and Death Benefit Options ” has been changed and a provision entitled “Death Benefit Qualification Test” has been added.  This change allows you to choose whether your policy will be determined to be “life insurance” under the Internal Revenue Code Section 7702 by qualifying under: (a) the Code’s Guideline Premium Test; or (b) the Code’s Cash Value Accumulation Test.  You must make your choice at the time you apply for the policy and, once made, your choice cannot be changed.

In the prospectus under “TAX ISSUES”, in the section entitled “Taxation of Life Insurance Contracts in General”, sub-section “Tax Status of the Policy”, the second paragraph has been changed.  The paragraph has been amended to state that the Cash Value Accumulation Test may be applied if you so elect at the time you apply for the policy.

Please refer to the May 1, 2010 prospectus for a discussion of all other provisions of your policy that are not discussed in this supplement.

This supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary.

The prospectus dated May 1, 2010 is being amended as follows (in order of how these respective sections appear in the prospectus):

Changes to “DEATH BENFITS”, sub-section “Changes to the Initial Specified Amount and Death Benefit Options”:

The following replaces the language under the seventh and eighth paragraphs of “Changes to the Initial Specified Amount and Death Benefit Options”:

We may decline any request for Reduction of Specified Amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law according to the death benefit qualification test you elected at the time you applied for the policy.

Also, because the death benefit qualification tests, as discussed below, require certain ratios between premium and death benefit and between policy Accumulation Value and death benefit, we may increase the policy’s death benefit above the specified amount in order to satisfy the test you elected.  If the increase in the policy’s death benefit causes an increase in the Net Amount at Risk, charges for the Cost of Insurance Charge will increase as well.

The following provision has been added under “DEATH BENEFITS”, following the “Changes to the Initial Specified Amount and Death Benefit Options” provision:

Death Benefit Qualification Test

At the time you apply for the policy, you will have the opportunity to choose between the two death benefit qualification tests defined in Section 7702 of the Code, the “Cash Value Accumulation Test” and the “Guideline Premium Test”.  If you do not choose a death benefit qualification test at that time, you will be deemed to have chosen the Guideline Premium Test.  Once your policy has been issued and is in force, the death benefit qualification test cannot be changed.

The Guideline Premium Test calculates the maximum amount of premium that may be paid to provide the desired amount of insurance for an Insured of a particular age. Because payment of a premium amount in excess of this amount will disqualify the policy as life insurance, we will return to you any amount of such excess.  The test also applies a prescribed percentage factor, to determine a minimum ratio of death benefit to Accumulation Value. A table of the applicable percentage factors will be included as a part of the policy specifications when you receive your policy.

The Cash Value Accumulation Test requires that the death benefit be sufficient to prevent the Accumulation Value from ever exceeding the “Net Single Premium” required to fund the future benefits under the Policy.  (The “Net Single Premium” is calculated in accordance with Section 7702 of the Code and is based on the Insured’s age, risk classification and sex.)  At any time the Accumulation Value is greater than the Net Single Premium for the proposed death benefit, the death benefit will be automatically increased by multiplying the Accumulation Value by a percentage that is defined as $1,000 divided by the Net Single Premium.  A table of the applicable percentage factors will be included as a part of the policy specifications when you receive your policy.

The tests differ as follows:

(1)	The Guideline Premium Test expressly limits the amount of premium that you can pay into your policy while the Cash Value Accumulation Test does not.

(2)
The factors that determine the minimum death benefit relative to the policy’s Accumulation Value are different and required increases in the minimum death benefit due to growth in Accumulation Value will generally be greater under the Cash Value Accumulation Test.

(3)
If you wish to pay more premium than is permitted under the Guideline Premium Test, for example to target a funding objective, you should consider the Cash Value Accumulation Test, because it generally permits the payment of higher amounts of premium.  Please note that payment of higher premiums could also cause your policy to be deemed a MEC (see Tax Issues, sub-section Policies That Are MEC’s in your prospectus).

(4)	If your primary objective is to maximize the potential for growth in Accumulation Value, or to conserve Accumulation Value, generally the Guideline Premium Test will better serve this objective.

(5)
While application of either test may require an increase in death benefit, any increase in the Cost of Insurance Charges that arises as a result of the increase in the policy’s Net Amount at Risk will generally be less under the Guideline Premium Test than under the Cash Value Accumulation Test.  This is because the required adjustment to the death benefit under the Guideline Premium Test is lower than that which would result under the Cash Value Accumulation Test.

You should consult with a qualified tax advisor before choosing the death benefits qualification test.

Please ask your financial advisor for illustrations which demonstrate the impact of selection of each test on the particular policy, including any riders, which you are considering.

Changes to “TAX ISSUES”, sub-section “Taxation of Life Insurance Contracts in General”:

The following replaces the language under the second paragraph of “Taxation of Life Insurance Contracts in General”:

The Code also recognizes a Cash Value Accumulation Test, which does not limit premiums paid, but requires the policy to maintain a minimum ratio between the death benefit and the policy’s Accumulation Value, depending on the insured’s age, gender, and risk classification.  We will only apply this test to the policy if you have advised us to do so at the time you applied for the policy.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)

(2) Not applicable.

(3)	(a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(5) and Amendments. (3)

(4)	(a) Form of contract LN656, including Optional Methods of Settlement Policy Form LR650(9); Policy Form LN699 and Optional Methods of Settlement Policy LR523.(8)

(b) Accounting Value Rider - Policy Form LR519.(9)

(c) Estate Tax Repeal Rider - Policy Form LR511.(7)

(d) Supplemental Term Insurance Rider - Policy Form LR520 (8) and Supplemental Term Insurance Rider - Policy Form LR610.(8)

(e) Overloan Protection Rider - Policy Form LR540.(11)

(5)         (a) Application Forms - LFF06399.(12)

(6)         (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)

(b) Bylaws of The Lincoln National Life Insurance Company. (14)

(7) Form of Reinsurance Contracts. (10)

(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

(a) AllianceBernstein Variable Products Series Fund, Inc. (15)

(b) American Century Investments Variable Portfolios, Inc(15)

(c) American Funds Insurance Series(15)

(d) BlackRock Variable Series Fund, Inc. (15)

(e) Delaware VIP Trust(15)

(f) DWS Investments VIT Funds(15)

(g) DWS Variable Series II(15)

(h) Fidelity Variable Insurance Products(15)

(i) Franklin Templeton Variable Insurance Products Trust(15)

(j) Janus Aspen Series(15)

(k) Lincoln Variable Insurance Products Trust(15)

(l) M Fund, Inc.(13)

(m) MFS Variable Insurance Trust(13)

(n) Neuberger Berman Advisers Management Trust(13)

(o) PIMCO Variable Insurance Trust(15)

(9) Accounting and Financial Administration Services Agreement dated October 1, 2007, among Mellon Bank, N.A., The Lincoln
National Life Insurance Company and Lincoln Life & Annuity Company of New York. (2)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting
Firm.

(15) Not applicable.

(16) Not applicable.

(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii).(15)

_______________

(1) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-43107) filed on December 23, 1997.

(2) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(3)         (a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No.033-25990) filed on April 22, 1999.

(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.

(5) Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 33 on Form N-4 (File No. 333-63505) filed on January 25, 2010.

(7) Incorporated by reference to Post-Effective Amendment No. 4 on Form S-6 (File No. 333-33782) filed on September 14, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-115882) filed on December 19, 2008.

(9) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-90432) filed on June 13, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

(11) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-118478) filed on April 6, 2006.

(12) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.

(13) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-139960) filed on April 1, 2009.

(14) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(15) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Directors
Dennis R. Glass**	President and Director
Michael J. Burns*****	Senior Vice President
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Lawrence A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen*****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Rise C. M. Taylor*	Vice President and Treasurer
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam II*****	Senior Vice President, Chief Investment Officer
Randall Freitag**	Senior Vice President, Chief Risk Officer

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is 150 North Radnor Chester Road, Radnor, PA 19087

*** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

***** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

     Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (13)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Variable Annuity Account JF-II; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.

(b) Following are the Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
James Ryan*	Vice President and Director
Keith J. Ryan***	Vice President, Chief Financial Officer and Director
Linda Woodward***	Secretary
Joel Schwartz*	Vice President and Director
Anant Bhalla*	Vice President, Treasurer
Thomas O'Neill*	Vice President, Chief Operating Officer, and Director

* Principal Business address is 130 North Radnor Chester Road, Philadelphia, PA 19102

** Principal Business address is 350 Church Street, Hartford, CT 06103

*** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 31. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-139960; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 6th day of August, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life Flexible Premium Variable Life Account  M
(Registrant)

/s/ Joshua R. Durand
By _________________________________
 Joshua R. Durand
Assistant Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua R. Durand
By _________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the  Registration Statement on Form N-6 (File No. 333-139960; 811-08557; CIK: 0001048607) has been signed below on August 6, 2010, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________	Executive Vice President; Chief Administrative Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________	Executive Vice President; Chief Financial Officer and Director
Frederick J. Crawford

/s/ C Phillip Elam II *
______________________________	Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Randal J. Freitag *
______________________________	Senior Vice President; Chief Risk Officer
Randal J. Freitag

/s/ Mark E. Konen *
______________________________	Senior Vice President and Director
Mark E. Konen

/s/ Keith J. Ryan *
______________________________                          Vice President and Director
Keith J. Ryan

/s/ John L. Reizian
* By ________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement